Additional information - Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2025
Additional information - Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2025	2024	2023
	£’000	£’000	£’000
Operating expenses excluding exceptional items	(7,816)	(10,866)	(13,788)
Exceptional items	(55)	(43,324)	—
Finance income	6,973	2,509	113
Loss before income tax	(898)	(51,681)	(13,675)
Income tax expense	(1)	—	—
Loss for the year	(899)	(51,681)	(13,675)

Statement of condensed balance sheet

	As of 30 June
	2025	2024
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Amounts owed by subsidiaries	222,642	136,547
Other receivables	91	91
Cash and cash equivalents	74	372
	222,807	137,010
Total assets	542,072	456,275

EQUITY AND LIABILITIES
Equity
Share capital	56	55
Share premium	307,345	227,361
Treasury shares	(21,305)	(21,305)
Retained earnings	195,141	195,382
	481,237	401,493
Current liabilities
Amounts owed to subsidiaries	59,416	46,930
Other payables	1,419	7,852
	60,835	54,782
Total equity and liabilities	542,072	456,275

Statement of condensed statement of changes in equity

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2022	53	68,822	(21,305)	258,109	305,679
Loss for the year	—	—	—	(13,675)	(13,675)
Total comprehensive loss for the year	—	—	—	(13,675)	(13,675)
Equity-settled share based payments	—	—	—	1,753	1,753
Balance at 30 June 2023	53	68,822	(21,305)	246,187	293,757
Loss for the year	—	—	—	(51,681)	(51,681)
Total comprehensive loss for the year	—	—	—	(51,681)	(51,681)
Proceeds from issue of shares	2	158,539	—	—	158,541
Equity-settled share based payments	—	—	—	876	876
Balance at 30 June 2024	55	227,361	(21,305)	195,382	401,493
Loss for the year	—	—	—	(899)	(899)
Total comprehensive loss for the year	—	—	—	(899)	(899)
Proceeds from issue of shares	1	79,984	—	—	79,985
Equity-settled share based payments	—	—	—	658	658
Balance at 30 June 2025	56	307,345	(21,305)	195,141	481,237

Statement of condensed statement of cash flows

	Year ended 30 June
	2025	2024	2023
	£’000	£’000	£’000
Cash flows from operating activities
Loss before income tax	(898)	(51,681)	(13,675)
Adjustments for:
Non-cash employee benefit expense - equity-settled share-based payments	658	875	1,753
Foreign exchange losses on operating activities	18	1	116
Changes in working capital:
Other receivables	—	(1)	957
Amounts owed by subsidiaries	(6,111)	(3,371)	—
Other payables	(6,433)	3,216	11,549
Amounts due to subsidiaries	12,486	25,253	—
Net cash (outflow)/inflow from operating activities	(280)	(25,708)	700
Cash flows from financing activities
Proceeds from issue of shares	79,985	158,541	—
Net cash inflow from financing activities	79,985	158,541	—
Cash flows from investing activities
Loans advanced to subsidiaries	(79,985)	(133,175)	—
Net cash outflow from investing activities	(79,985)	(133,175)	—
Effect of exchange rate changes on cash and cash equivalents	(18)	(1)	(116)
Net (decrease)/increase in cash and cash equivalents	(298)	(343)	584
Cash and cash equivalents at beginning of year	372	715	131
Cash and cash equivalents at end of year	74	372	715

Statement of reconciliation of parent and consolidated financial information

	2025	2024	2023
	£’000	£’000	£’000
IFRS loss reconciliation:
Parent only – IFRS loss for the year	(899)	(51,681)	(13,675)
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(32,124)	(61,478)	(15,003)
Consolidated IFRS loss for the year	(33,023)	(113,159)	(28,678)

IFRS equity reconciliation:
Parent only – IFRS equity	481,237	401,493	293,757
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(287,504)	(256,603)	(189,807)
Consolidated – IFRS equity	193,733	144,890	103,950